SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Details 3) (RUB) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2012
Impairment of long-lived assets
Impairment of long-lived assets	0
Uzdunrobita
Impairment of long-lived assets
Impairment of long-lived assets		16,514
Goodwill
Goodwill impairment		3,523
Licenses | Minimum
Finite-lived intangible assets
Weighted-average amortization period	3 years
Licenses | Maximum
Finite-lived intangible assets
Weighted-average amortization period	15 years